UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

February 28, 2018

CAS-QTLY-0418
1.814088.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 16.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 16.0%
U.S. Treasury Bills
3/15/18 to 8/30/18	1.19 to 1.85%	$18,304,720	$18,234,990
U.S. Treasury Notes
3/31/18 to 10/31/19	1.36 to 1.79 (b)	3,054,310	3,054,906
TOTAL U.S. TREASURY DEBT
(Cost $21,289,896)			21,289,896

U.S. Government Agency Debt - 52.4%
Federal Agencies - 52.4%
Fannie Mae
3/21/18	1.59 (b)(c)	1,000	1,000
Federal Farm Credit Bank
3/22/18 to 5/6/19	1.57 to 1.64 (b)(c)	359,000	359,151
Federal Home Loan Bank
3/1/18 to 7/11/19	1.19 to 1.73 (b)	68,960,483	68,935,094
Freddie Mac
4/4/18 to 6/22/18	1.29 to 1.75	621,350	620,566
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $69,915,811)			69,915,811

U.S. Government Agency Repurchase Agreement - 16.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.4% dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations) #	$6,189,584	$6,189,344
With:
Barclays Capital, Inc. at:
1.36%, dated:
2/22/18 due 3/1/18 (Collateralized by U.S. Government Obligations valued at $381,070,746, 3.50% - 4.00%, 5/1/47 - 1/1/48)	373,599	373,500
2/23/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $380,546,238, 4.00%, 5/1/47 - 9/1/47)	373,099	373,000
1.37%, dated 1/24/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $193,044,109, 3.50%, 10/1/47)	189,403	189,000
1.4%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $761,969,632, 3.00% - 4.00%, 3/1/30 - 2/1/48)	747,203	747,000
BMO Capital Markets Corp. at 1.39%, dated 2/22/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $72,439,574, 3.50% - 4.00%, 2/1/38 - 12/1/47)	71,077	71,000
BMO Harris Bank NA at 1.39%, dated 2/22/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $72,441,163, 0.00% - 5.50%, 10/3/18 - 1/1/48)	71,077	71,000
BNP Paribas, S.A. at:
1.32%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $196,368,749, 0.00% - 7.00%, 6/14/18 - 2/1/48)	191,630	191,000
1.35%, dated 1/30/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $192,470,624, 0.00% - 7.00%, 7/26/18 - 10/1/47)	188,212	188,000
1.37%, dated:
1/18/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $97,360,368, 0.00% - 7.00%, 11/15/18 - 10/1/47)	95,221	95,000
2/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $96,404,872, 0.00% - 7.00%, 4/30/18 - 10/20/47)	94,111	94,000
1.4%, dated 1/29/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $96,076,863, 0.00% - 7.00%, 5/15/18 - 10/20/46)	94,216	94,000
1.52%, dated 3/1/18 due 3/7/18(d)	374,342	373,900
Citibank NA at:
1.38%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $94,979,888, 0.00% - 2.75%, 1/28/20 - 2/15/45)	93,025	93,000
1.39%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $570,224,148, 0.00% - 3.75%, 3/31/18 - 2/15/46)	559,151	559,000
Goldman Sachs & Co. at 1.36%, dated 2/23/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $381,056,353, 3.00% - 6.50%, 5/1/19 - 6/1/56)	373,599	373,500
HSBC Securities, Inc. at 1.36%, dated 2/23/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $571,308,250, 4.00% - 4.50%, 5/20/40 - 8/20/47)	560,148	560,000
ING Financial Markets LLC at:
1.37%, dated 12/27/17 due 3/23/18 (Collateralized by U.S. Government Obligations valued at $351,740,445, 0.75% - 7.50%, 4/18/18 - 2/1/48)	345,126	344,000
1.38%, dated 2/12/18 due 3/14/18 (Collateralized by U.S. Government Obligations valued at $95,942,482, 3.00% - 4.00%, 8/20/45 - 4/20/46)	94,108	94,000
1.41%, dated 1/12/18 due 4/4/18
(Collateralized by U.S. Government Obligations valued at $195,187,607, 4.00% - 4.50%, 7/25/39 - 1/1/48)	191,681	191,000
(Collateralized by U.S. Government Obligations valued at $85,842,852, 1.50% - 4.00%, 3/27/19 - 7/25/39)	84,309	84,000
Merrill Lynch, Pierce, Fenner & Smith at 1.36%, dated 2/14/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $574,585,415, 3.32% - 4.36%, 6/25/32 - 11/25/47)	563,638	563,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.41%, dated 2/6/18 due:
4/9/18 (Collateralized by U.S. Government Obligations valued at $247,062,362, 0.00% - 6.00%, 10/15/20 - 2/20/48)	242,588	242,000
4/10/18 (Collateralized by U.S. Government Obligations valued at $209,288,365, 1.91% - 5.60%, 2/15/19 - 2/20/48)	205,506	205,000
1.43%, dated 2/20/18 due 4/20/18 (Collateralized by U.S. Government Obligations valued at $325,496,323, 0.00% - 5.60%, 10/1/20 - 2/20/48)	319,748	319,000
1.45%, dated:
2/21/18 due 4/23/18 (Collateralized by U.S. Government Obligations valued at $267,326,111, 0.00% - 5.75%, 12/31/19 - 2/1/48)	262,644	262,000
2/22/18 due:
4/24/18 (Collateralized by U.S. Government Obligations valued at $95,907,033, 2.16% - 4.50%, 10/1/23 - 9/20/63)	94,231	94,000
4/25/18 (Collateralized by U.S. Government Obligations valued at $190,793,778, 1.85% - 5.50%, 8/1/19 - 10/20/65)	187,467	187,000
1.46%, dated 2/27/18 due 4/27/18 (Collateralized by U.S. Government Obligations valued at $246,860,022, 2.38% - 5.57%, 12/1/20 - 1/1/48)	242,579	242,000
Nomura Securities International, Inc. at 1.39%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Government Obligations valued at $1,966,711,864, 0.00% - 9.50%, 4/1/18 - 2/1/57)	1,928,521	1,928,000
RBC Dominion Securities at:
1.36%, dated:
2/14/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $191,868,737, 1.88% - 3.50%, 7/31/22 - 5/20/47)	188,213	188,000
2/26/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $172,296,173, 0.00% - 3.50%, 4/30/19 - 8/15/46)	168,044	168,000
1.38%, dated:
2/16/18 due 3/7/18
(Collateralized by U.S. Treasury Obligations valued at $95,927,869, 1.75% - 3.50%, 4/30/22 - 5/20/47)	94,101	94,000
(Collateralized by U.S. Government Obligations valued at $191,855,651, 1.88% - 3.50%, 7/31/22 - 5/20/47)	188,223	188,000
2/20/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $190,805,840, 1.88% - 3.50%, 7/31/22 - 11/20/47)	187,215	187,000
1.45%, dated 2/7/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $189,888,132, 1.88% - 3.50%, 7/31/22 - 11/20/47)	186,464	186,000
1.46%, dated 1/25/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $155,260,102, 1.88% - 3.50%, 7/31/22 - 11/20/47)	152,518	152,000
RBC Financial Group at:
1.31%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Government Obligations valued at $104,380,731, 2.29% - 4.00%, 1/1/27 - 1/1/57)	102,334	102,000
1.32%, dated 12/4/17 due 3/5/18 (Collateralized by U.S. Government Obligations valued at $195,481,525, 2.10% - 6.98%, 8/1/23 - 1/1/57)	191,637	191,000
1.33%, dated 12/11/17 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $195,395,802, 1.60% - 7.00%, 5/1/25 - 1/1/57)	191,621	191,000
1.38%, dated:
1/18/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $136,923,235, 2.10% - 6.50%, 5/1/25 - 1/1/57)	134,208	133,900
1/19/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $161,413,290, 2.29% - 4.50%, 1/1/26 - 1/1/57)	158,363	158,000
2/15/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $143,917,053, 1.50% - 6.98%, 3/1/25 - 1/1/57)	141,157	141,000
2/16/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $191,855,912, 1.88% - 7.00%, 5/1/18 - 4/20/65)	188,223	188,000
1.48%, dated:
1/29/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $250,296,158, 1.92% - 7.00%, 9/1/26 - 1/1/57)	245,917	245,000
1/30/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $48,393,306, 2.10% - 4.50%, 4/1/26 - 1/1/57)	47,174	47,000
1.52%, dated 2/12/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $133,725,376, 2.10% - 6.50%, 5/1/25 - 1/1/57)	131,332	131,000
Societe Generale at:
1.36%, dated:
2/12/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $538,623,447, 0.00% - 8.13%, 3/29/18 - 11/1/47)	525,754	525,000
2/23/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $382,390,798, 0.13% - 3.13%, 7/15/18 - 5/15/45)	374,099	374,000
1.39%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $723,704,445, 0.13% - 6.13%, 4/15/19 - 11/15/45)	708,191	708,000
1.47%, dated 1/31/18 due 4/9/18 (Collateralized by U.S. Treasury Obligations valued at $133,909,761, 0.00% - 3.63%, 6/14/18 - 2/15/27)	131,364	131,000
Sumitomo Mitsui Banking Corp. at 1.4%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations valued at $1,143,464,543, 1.88% - 5.00%, 3/31/22 - 12/20/47)	1,121,044	1,121,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.42%, dated:
1/25/18 due 3/5/18 (Collateralized by U.S. Government Obligations valued at $129,799,649, 2.00% - 3.50%, 1/15/21 - 9/20/47)	127,195	127,000
1/26/18 due 3/2/18 (Collateralized by U.S. Government Obligations valued at $159,517,632, 2.00% - 3.00%, 1/15/21 - 6/20/46)	156,215	156,000
1/30/18 due 3/6/18 (Collateralized by U.S. Government Obligations valued at $164,598,556, 2.00% - 3.00%, 1/15/21 - 6/20/46)	161,222	161,000
2/2/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $162,062,533, 2.00% - 3.00%, 1/15/21 - 11/20/46)	158,744	158,525
2/6/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $163,552,284, 2.00% - 3.00%, 1/15/21 - 11/20/46)	160,221	160,000
1.47%, dated 2/20/18 due 3/7/18 (Collateralized by U.S. Government Obligations valued at $304,252,015, 2.00% - 3.00%, 1/15/21 - 8/20/46)	298,212	297,763
1.6%, dated 3/5/18 due 3/7/18(e)	94,334	94,188
1.61%, dated 3/2/18 due 3/9/18(e)	159,249	159,000
1.62%, dated 3/5/18 due 3/7/18(e)	29,055	29,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,282,620)		22,282,620

U.S. Treasury Repurchase Agreement - 17.5%
With:
Barclays Capital, Inc. at 1.4%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $63,242,515, 0.88% - 1.75%, 9/15/19 - 9/30/23)	62,002	62,000
BMO Harris Bank NA at:
1.36%, dated 1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,629,501, 0.88% - 3.75%, 5/31/18 - 8/15/27)	172,277	171,900
1.38%, dated 1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $89,527,707, 1.38% - 3.75%, 11/15/18 - 9/30/23)	87,197	87,000
1.42%, dated:
1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $89,064,737, 1.38% - 3.75%, 11/15/18 - 9/30/23)	87,247	87,000
2/7/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,826,897, 1.38% - 2.63%, 8/15/20 - 9/30/23)	169,333	169,000
1.45%, dated:
1/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $179,242,360, 3.88%, 5/15/18)	173,599	173,000
1/29/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $352,264,986, 3.88%, 5/15/18)	341,013	340,000
1.46%, dated 1/22/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,009,831, 1.38% - 2.13%, 8/15/21 - 9/30/23)	171,638	171,000
BNP Paribas, S.A. at:
1.31%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $176,044,192, 0.75% - 8.75%, 5/15/18 - 2/15/47)	172,563	172,000
1.34%, dated:
12/15/17 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $349,093,734, 0.00% - 8.75%, 4/30/18 - 5/15/47)	342,142	341,000
12/18/17 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,916,720, 0.88% - 4.75%, 10/15/18 - 5/15/46)	172,583	172,000
1/9/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $441,350,755, 1.13% - 8.75%, 2/28/19 - 8/15/45)	431,995	431,000
1/10/18 due 3/7/18
(Collateralized by U.S. Treasury Obligations valued at $352,555,314, 1.00% - 8.75%, 8/15/18 - 11/15/47)	345,796	345,000
(Collateralized by U.S. Treasury Obligations valued at $353,130,153, 1.00% - 8.75%, 2/28/19 - 8/15/47)	344,807	344,000
1/30/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $172,572,572, 0.00% - 9.13%, 5/15/18 - 11/15/47)	169,189	169,000
1.35%, dated:
1/4/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $537,705,796, 0.75% - 5.50%, 5/15/18 - 5/15/47)	524,177	523,000
1/8/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $532,532,069, 0.75% - 8.75%, 7/31/18 - 5/15/47)	522,172	521,000
1/31/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $260,419,136, 0.88% - 4.75%, 7/31/19 - 5/15/43)	254,324	254,000
2/1/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $345,022,864, 1.13% - 8.75%, 9/30/18 - 11/15/47)	338,331	337,900
2/7/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $345,453,958, 1.38% - 8.75%, 4/30/18 - 2/15/47)	338,368	338,000
2/8/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $172,515,842, 0.75% - 8.75%, 4/30/18 - 11/15/47)	169,165	169,000
1.36%, dated:
1/11/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $352,243,192, 1.13% - 8.75%, 5/15/18 - 2/15/46)	344,718	343,900
1/18/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,718,681, 0.00% - 8.75%, 3/8/18 - 2/15/43)	172,370	172,000
1/22/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $174,670,632, 0.00% - 9.13%, 4/30/18 - 2/15/47)	171,381	171,000
1.38%, dated 1/24/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,774,821, 1.13% - 8.75%, 4/30/18 - 8/15/45)(b)(c)(f)	171,590	171,000
1.39%, dated:
1/25/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $262,574,734, 0.00% - 7.13%, 8/15/18 - 11/15/47)(b)(c)(f)	256,890	256,000
1/29/18 due 3/7/18(Collateralized by U.S. Treasury Obligations valued at $348,113,059, 0.00% - 8.75%, 4/26/18 - 8/15/47)	340,775	340,000
2/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $516,973,091, 1.13% - 5.50%, 7/31/19 - 8/15/43)	506,547	506,000
1.4%, dated 1/30/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $348,011,832, 1.13% - 8.00%, 7/31/19 - 8/15/46)	339,817	339,000
1.41%, dated 1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $175,683,905, 1.50% - 8.75%, 8/15/20 - 8/15/46)(b)(c)(f)	171,603	171,000
1.45%, dated 1/12/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $352,724,544, 1.13% - 8.75%, 2/28/19 - 11/15/47)	344,243	343,000
1.47%, dated 1/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $349,429,309, 1.13% - 4.75%, 7/31/19 - 2/15/46)	342,253	341,000
1.51%, dated 3/1/18 due 3/7/18(d)	337,396	337,000
Commerz Markets LLC at:
1.4%, dated:
2/22/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $256,771,170, 0.63% - 3.75%, 6/30/18 - 8/15/46)	250,068	250,000
2/23/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $255,514,166, 1.38% - 2.75%, 9/15/20 - 2/15/26)	250,068	250,000
1.41%, dated:
2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $255,424,234, 1.38% - 3.75%, 11/15/18 - 8/15/46)	250,069	250,000
2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,701,944,078, 0.88% - 8.75%, 10/15/18 - 8/15/46)	1,668,065	1,668,000
1.44%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $257,524,159, 0.88% - 3.75%, 10/15/18 - 5/15/47)	250,070	250,000
Credit AG at 1.38%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,476,347, 1.75% - 3.13%, 5/15/19 - 2/15/42)	169,045	169,000
Deutsche Bank AG at:
1.36%, dated 2/22/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $512,247,385, 0.75% - 9.13%, 5/15/18 - 11/15/46)	501,132	501,000
1.39%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $730,348,243, 0.88% - 3.13%, 10/15/18 - 5/15/27)	716,028	716,000
Deutsche Bank Securities, Inc. at:
1.36%, dated:
2/22/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $190,932,356, 0.00% - 8.75%, 3/22/18 - 2/15/48)	187,049	187,000
2/23/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $255,254,572, 0.00% - 8.50%, 4/26/18 - 11/15/43)	250,066	250,000
1.38%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $510,881,362, 0.00% - 9.00%, 3/22/18 - 2/15/47)	500,134	500,000
HSBC Securities, Inc. at 1.38%, dated 2/27/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $338,868,956, 0.49% - 8.88%, 3/15/18 - 8/15/46)	332,089	332,000
Lloyds Bank PLC at:
1.41%, dated:
12/14/17 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $353,572,364, 6.00% - 7.63%, 2/15/25 - 11/15/27)	346,311	345,000
12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $355,158,015, 2.13% - 7.63%, 11/15/20 - 11/15/27)	346,116	344,900
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $175,755,299, 1.25% - 7.63%, 10/31/19 - 2/15/25)	171,641	171,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $86,817,272, 1.50% - 6.75%, 8/31/18 - 8/15/26)	85,319	85,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $88,097,116, 1.00% - 7.50%, 11/30/19 - 11/15/27)	86,338	86,000
1.59%, dated 2/14/18 due 4/16/18 (Collateralized by U.S. Treasury Obligations valued at $139,218,612, 1.63% - 7.63%, 6/30/20 - 2/15/25)	136,366	136,000
1.67%, dated 2/20/18 due 5/21/18 (Collateralized by U.S. Treasury Obligations valued at $175,096,444, 2.13%, 12/31/21)	171,714	171,000
1.7%, dated 2/27/18 due 5/29/18 (Collateralized by U.S. Treasury Obligations valued at $345,507,886, 1.13% - 2.13%, 3/31/19 - 8/31/21)	339,452	338,000
Mizuho Securities U.S.A., Inc. at 1.38%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $767,661,000, 1.25% - 2.50%, 10/31/18 - 1/31/25)	749,029	749,000
MUFG Securities EMEA PLC at:
1.34%, dated 2/8/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $86,013,046, 1.13% - 3.00%, 2/28/19 - 2/15/47)	84,091	84,000
1.35%, dated:
2/5/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $69,447,061, 2.00% - 2.63%, 11/15/20 - 8/15/27)	68,074	68,000
2/6/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,489,893, 1.13% - 2.38%, 2/28/19 - 11/15/26)	20,032	20,000
2/13/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,348,759, 2.38%, 8/15/24)	17,017	17,000
1.36%, dated:
2/9/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $25,558,817, 1.50% - 2.25%, 1/31/19 - 1/31/24)	25,038	25,000
2/13/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $60,166,495, 0.75%, 7/31/18)	59,080	59,000
2/15/18 due 3/6/18 (Collateralized by U.S. Treasury Obligations valued at $101,927,724, 1.88% - 3.00%, 11/15/20 - 8/15/45)	99,071	99,000
2/16/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $174,778,716, 2.63%, 11/15/20)	170,135	170,000
1.37%, dated 2/20/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $175,171,799, 0.63% - 2.50%, 4/30/18 - 5/15/46)	170,110	170,000
1.38%, dated:
2/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $112,072,112, 2.00% - 2.63%, 11/15/20 - 10/31/22)	109,100	109,000
2/26/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $103,163,351, 1.50% - 2.25%, 4/30/21 - 11/15/26)	101,085	101,000
2/27/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,225,145, 1.00% - 1.63%, 3/15/19 - 5/15/26)	43,021	43,000
2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $202,912,406, 2.63%, 11/15/20)	196,060	196,000
1.39%, dated:
2/2/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $58,187,923, 1.38% - 2.63%, 11/15/20 - 1/31/21)	57,121	57,000
2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $51,575,395, 1.75% - 2.38%, 12/31/20 - 5/15/27)	50,023	50,000
1.55%, dated 2/23/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $130,278,422, 2.25% - 2.50%, 5/15/27 - 2/15/45)	127,257	127,000
Nomura Securities International, Inc. at 1.4%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $2,548,660,454, 0.00% - 8.75%, 3/8/18 - 5/15/47)	2,495,679	2,495,000
Norinchukin Bank at:
1.37%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $88,019,334, 2.00%, 11/15/26)	86,295	86,000
1.38%, dated 12/7/17 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $178,287,957, 2.00% - 2.25%, 4/30/24 - 8/15/46)	173,564	173,000
1.41%, dated:
12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $51,155,558, 1.50%, 8/15/26)	50,176	50,000
2/7/18 due 3/20/18 (Collateralized by U.S. Treasury Obligations valued at $85,751,156, 2.00%, 11/15/26)	84,135	84,000
1.42%, dated 2/2/18 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $86,789,373, 2.00%, 11/15/26)	85,158	85,000
1.45%, dated:
2/13/18 due 3/13/18 (Collateralized by U.S. Treasury Obligations valued at $85,732,449, 2.00%, 11/15/26)	84,095	84,000
2/21/18 due 3/16/18 (Collateralized by U.S. Treasury Obligations valued at $174,119,920, 2.25%, 8/15/46)	169,157	169,000
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $86,822,110, 2.00%, 11/15/26)	85,241	85,000
1.63%, dated 2/22/18 due 4/23/18 (Collateralized by U.S. Treasury Obligations valued at $172,329,831, 3.63%, 2/15/20)	169,359	168,900
1.65%, dated 2/28/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $173,845,008, 2.25% - 3.63%, 2/15/20 - 8/15/46)	169,426	169,000
RBC Dominion Securities at:
1.35%, dated 1/31/18 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $85,784,584, 0.00% - 3.38%, 5/24/18 - 8/15/46)	84,095	84,000
1.38%, dated 2/28/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $224,408,655, 0.00% - 2.25%, 3/15/18 - 11/15/27)	220,059	220,000
1.44%, dated:
2/6/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $172,538,666, 1.88% - 2.63%, 8/15/20 - 11/15/27)	169,419	169,000
2/26/18 due 3/7/18(Collateralized by U.S. Treasury Obligations valued at $85,690,362, 1.25% - 3.38%, 4/30/19 - 8/15/26)	84,104	84,000
1.5%, dated 2/1/18 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $259,382,340, 1.25% - 2.50%, 4/30/19 - 1/31/25)	254,963	254,000
Societe Generale at 1.4%, dated:
1/3/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $353,128,041, 0.00% - 8.88%, 3/29/18 - 11/15/46)	344,816	344,000
1/10/18 due 3/13/18 (Collateralized by U.S. Treasury Obligations valued at $151,819,133, 0.00% - 8.75%, 3/29/18 - 11/15/46)	148,357	148,000
1/22/18 due 3/22/18 (Collateralized by U.S. Treasury Obligations valued at $345,443,809, 0.00% - 8.75%, 3/29/18 - 11/15/47)	336,771	336,000
Sumitomo Mitsui Trust Bank Ltd. at 1.41%, dated 1/25/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $53,123,370, 2.00%, 1/15/21 - 10/31/22)	52,017	51,938
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $23,352,438)		23,352,438
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $136,840,765)		136,840,765
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(3,496,186)
NET ASSETS - 100%		$133,344,579

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (f) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$6,189,344,000 due 3/01/18 at 1.40%
BNP Paribas, S.A.	$73,338
BNY Mellon Capital Markets LLC	195,568
Bank of America NA	1,317,152
Citibank NA	488,921
Credit Agricole CIB New York Branch	531,884
HSBC Securities (USA), Inc.	897,329
J.P. Morgan Securities, Inc.	782,273
Merrill Lynch, Pierce, Fenner & Smith, Inc.	122,230
Mizuho Securities USA, Inc.	929,438
Wells Fargo Securities LLC	851,211
$6,189,344

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018